Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Johnson & Johnson Savings Plan (the “Plan”) is a participant directed defined contribution plan which was established on June 1, 1982 for eligible salaried and certain hourly employees of Johnson & Johnson ("Johnson & Johnson” or the “Company”) and certain domestic subsidiaries.  The Plan was designed to enhance the existing retirement program of eligible employees.  The Plan is administered by the Pension & Benefits Committee (the "Plan Administrator") of Johnson & Johnson. The funding of the Plan is made through employee and Company contributions.  The net assets of the Plan are held in the Johnson & Johnson Pension and Savings Plans Master Trust (the “Trust” or "the Master Trust").  Transactions in the Trust are executed by the Trustee. Prior to October 1, 2025 the Trustee was State Street Bank and Trust Company (“State Street” or “Trustee”). Effective October 1, 2025, the Trustee is The Northern Trust Company ("Northern Trust" or "Trustee"). Recordkeeping services are provided by Alight Solutions. The Plan’s interest in the Trust is allocated to the Plan based upon the total of each participant’s share of the Trust.
This brief description of the Plan is provided for general information purposes only.  Participants should refer to the Plan document for complete information.

Contributions
In general, full-time salaried employees and certain hourly, part-time and temporary employees can contribute to the Plan. There is no service requirement for employee contributions. If a participant does not take action to enroll or declines enrollment in the Plan within their first 30 days of employment, they will be automatically enrolled for pre-tax employee contributions equal to 6% of their eligible pay and these contributions will be invested in the Plan's default investment option. The Plan's default investment option is the Target Retirement Fund that aligns with, or is closest to, the year in which the participant will turn age 62.
Contributions are made to the Plan by participants through payroll deductions and by the Company on behalf of the participants.  Participating employees may contribute a minimum of 3% up to a maximum of 50% of eligible pay, as defined by the Plan.  Contributions can be pre-tax, Roth, after-tax or a combination of all three.  Pre-tax and Roth contributions may not exceed the smaller of (i) 50% of a participant’s base salary (and 1/2 paid commissions, if applicable) or (ii) $23,500 for 2025.  The maximum contributions to a participant’s account including participant pre-tax, Roth and after-tax contributions and the Company match is $70,000 for 2025.
Participants age 50 and over are eligible to contribute extra pre-tax and/or Roth contributions (“catch-up contributions”) above the annual Internal Revenue Service ("IRS") limitation up to $7,500 in 2025. Participants who will be age 60-63 by the end of 2025 can make catch-up contributions up to the limit of $11,250. Participants can elect an amount to be contributed from each paycheck as their catch-up contribution. This amount will be in addition to the pre-tax, Roth and after-tax contribution percentages that participants have elected. The catch-up contribution is not eligible for the Company matching contribution.
Prior to January 1, 2025, participants received a Company matching contribution equal to 75% of the first 6% of a participant’s contributions. Effective January 1, 2025, participants receive a Company matching contribution equal to 75% of the first 6% pre-tax and Roth contributions. The Company matching contributions are made every payroll period. Effective January 1, 2025, following each Plan year, the Company will make a “true-up” matching contribution calculated under the same formula as the payroll period match but determined on an annual basis and reduced by the payroll period matching contributions received by the participant during the year. The Company matching contribution is comprised of cash and invested in the current investment fund mix chosen by the participant.
Investments
Participants may invest in one or more of the various investment funds offered by the Plan.  On January 1, 2025, the Plan introduced the Target Retirement 2065 Fund. Each of the Plan's funds represents a mix of various investments. The investment mix chosen by the participant will apply to employee and Company matching contributions.  Rollover contributions are invested at the election of the participant.

Participants receive dividends on Johnson & Johnson common stock shares held in the Johnson & Johnson Common Stock Fund and Johnson & Johnson Stock Contributions Fund.  The dividends are automatically reinvested in the Johnson & Johnson Common Stock Fund unless specific elections are made to receive a cash payment.  The 2025 dividend pass-through amount paid to participants of $5,573,830 is reflected in benefits paid to participants in the
Statement of Changes in Net Assets Available for Benefits.  For all other funds, the Trustee reinvests all dividend and interest income.

Effective September 1, 2020, participants are not permitted to (1) direct more than 20% of any contribution made to the Plan to the Johnson & Johnson Common Stock Fund or (2) transfer or reallocate amounts into the Johnson & Johnson Common Stock Fund if, immediately after such transfer or reallocation, the aggregate value of their investments in the Johnson & Johnson Common Stock Fund and the Johnson & Johnson Stock Contributions Fund would exceed 20% of their aggregate Plan Balance. This limitation does not (a) affect investments resulting from transfers before September 1, 2020 or (b) restrict percentages in excess of 20% that result from investment performance or reinvestment of dividends.

Vesting
A participant's contributions (pre-tax, after-tax, Roth and rollover) and the earnings on them are always fully vested.

For the Company matching contributions, if a participant was hired before March 1, 2017, the Company matching contributions were made to the participant's account after a one-year eligibility period was satisfied. These contributions and the associated earnings are fully vested. If a participant was hired on or after March 1, 2017, the Company matching contributions made to the participant's account, and the earnings on these contributions, become vested after the participant has completed a three-year period of service. These contributions become vested if, while employed by the Company, the participant should die, become disabled, or reach age 55. If the Company matching contributions and associated earnings are not vested when the participant employment ends, they will be forfeited unless the participant returns to employment with the Company before (1) taking a total distribution of their vested account balance and (2) incurs a break in service (a period of at least five consecutive years in which the participant is not employed by the Company).

Forfeitures
Forfeitures of non-vested Company contributions are used to reduce future Company contributions. During 2025 and 2024, $9,264,042 and $8,134,908, respectively, of forfeited participant accounts were used to reduce the Company's contributions. At December 31, 2025, there were $600,827 of forfeitures that have not yet been applied to reduce the Company's contributions.

Payment of Benefits
Participants who have not reached age 59 1/2 are allowed to withdraw an amount equal to their pre-August 1, 2003 after-tax contributions and earnings thereon, unmatched after-tax contributions made after August 1, 2003 by the employee and earnings thereon, rollover contributions and earnings thereon, and pre-2003 Company match and earnings thereon, at any time. Effective December 13, 2019, participants are able to withdraw from all vested contribution types upon meeting certain hardship conditions. Effective December 10, 2021, participants who have reached age 59 1/2 are allowed to withdraw all or any portion of their Plan account except Roth Contribution Accounts. Effective January 28, 2022, participants who have reached age 59 1/2 are allowed to withdraw all or any portion of their Plan account including Roth Contribution Accounts. The benefits to which participants are entitled are the amounts provided by contributions (Company and participant) and investment earnings thereon, including net realized and unrealized gains and losses which have been allocated to the participant’s account balance. Participants have the option of receiving all or part of their vested balance in the Johnson & Johnson Common Stock Fund and/or the Johnson & Johnson Stock Contributions Fund as either cash or in shares of Johnson & Johnson common stock (plus cash for fractional shares) for lump sum distributions other than a hardship.
Benefits are also paid to participants upon termination of employment, long-term disability or retirement. Effective January 1, 2025, participants can elect to defer payment until (A) age 75 for members who attain age 73 after December 31, 2032 and, (B) age 73 for members who attain age 73 before January 1, 2033 and age 72 after December 31 2022, (C) age 72 for members who attain age 72 before January 1, 2023 and age 70 1/2 after December 31, 2019, or (D) age 70 1/2 for members who attain age 70 1/2 before January 1, 2020. Distributions are paid either in a lump sum payment, partial payments or installment payments made on a monthly, quarterly, or annual basis over a period of years selected by the participant.
A participant’s vested account may be distributed to his/her beneficiaries in lump sum, partials, installments or maintained in the Trust upon the participant’s death only if the beneficiary is a spouse.  Otherwise, it is paid to the beneficiary in a lump sum, either directly or rolled over to an Individual Retirement Account ("IRA").
Administrative Expenses
To cover recordkeeping expenses for the Plan, each participant is charged an annual administration fee of $36, which is assessed on a monthly basis. Additionally, participants are subject to fees for transactions such as loan requests, domestic relations orders and legal documentation review. All other third-party administrative expenses are paid by the Plan, unless otherwise provided for by the Company.

Notes Receivable from Participants
Participants may borrow up to a maximum of 50% of their vested account balance.  The minimum loan amount is $1,000 and the maximum amount of all outstanding loans cannot exceed $50,000.  Loans bear an interest rate of prime plus 1% and the term of the loan is one to five years. Prior to September 3, 2025, the loan had to be outstanding for at least 12 months before a full repayment can be made. Effective September 3, 2025, loans can be repaid in full or in part at any time. Due to acquisitions, there are some existing loans extending beyond five years, which must be allowed to continue once transferred into the Johnson & Johnson Savings Plan. The collateralized balances in the participant’s accounts have interest rates that range from 3.25% to 11.33%.  Principal and interest is paid ratably through payroll deductions for active employees or by direct payment for inactive participants.

Prior to September 3, 2025,  loans were required to be repaid within two months following retirement or termination of employment with the Company. Effective September 3, 2025, participants who terminate employment may make arrangements to continue loan repayments in accordance with the loan's amortization schedule. If the loan is not repaid by the applicable deadline the unpaid balance, plus accrued interest, will be deducted from the participant’s account balance and reported to the IRS as a distribution.

    Termination
Although it has not expressed an intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.  In the event of a partial or full Plan termination, all Plan funds must be used exclusively for the benefit of the Plan participants, in that each participant would receive the respective value in their account.